RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	For the year ended ended
	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and bonus	$864,300	$938,542	$542,558
Compensation expense-share-based payments	$374,014	$724,035	$188,601
	$1,238,314	$1,662,577	$731,159